Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Changes In Equity [Abstract]
Beginning balance	$ 1,240	$ 735	$ 538
Unrealized gain or loss for the year
Equity instruments	(1,188)	522	197
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	(60)	(17)	0
Ending balance	$ (8)	$ 1,240	$ 735